Schedule of Unit Purchase Stock Options Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance	64,850
Weighted average exercise price, outstanding, beginning balance	$ 68.00	$ 101.80
Aggregate intrinsic value, outstanding, beginning balance		$ 17,250
Number of unit purchase options, granted	7,230	22,686
Weighted average exercise price, granted	$ 12.40	$ 71.80
Number of unit purchase options, canceled	1,157	10,630
Weighted average exercise price, canceled	$ 79.00	$ 159.20
Number of shares, options outstanding, ending balance	70,626	64,850
Weighted average exercise price, outstanding, ending balance	$ 62.80	$ 68.00
Aggregate intrinsic value, outstanding, ending balance	$ 18,038
Number of common stock upon exercise of options	297
Weighted average exercise price, exercised	$ 8.00
Aggregate intrinsic value, exercised	$ 1,419
Unit Purchase Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, options outstanding, beginning balance	4,645	4,645
Weighted average exercise price, outstanding, beginning balance	$ 64.00	$ 64.00
Aggregate intrinsic value, outstanding, beginning balance		$ 5,647
Number of unit purchase options, granted
Weighted average exercise price, granted
Aggregate intrinsic value, granted
Number of unit purchase options, exercised
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised
Number of unit purchase options, canceled
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance	4,645	4,645
Weighted average exercise price, outstanding, ending balance	$ 64.00	$ 64.00
Aggregate intrinsic value, outstanding, ending balance
Number of common stock upon exercise of options
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised